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                      THE OFFITBANK INVESTMENT FUND, INC.
                               (THE "COMPANY")


                   Supplement dated April 17, 1998 to the
                       Prospectus dated April 17, 1998

     Certain of the existing service arrangements for the Company's investment portfolios will change in the next few months, as described below:

ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING AGENT.

1. Effective May 25, 1998, PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, Delaware 19809 will begin to provide transfer agency and dividend disbursing services to the Company pursuant to the terms of a Transfer Agency Services Agreement between the Company and PFPC dated as of February 27, 1998. Additionally, on or about June 1, 1998, PFPC will begin to provide administration and fund accounting services to the Company pursuant to the terms of an Administration and Fund Acounting Services Agreement dated as of February 27, 1998.

     Until May 25, 1998:

          a. BISYS Fund Services, Inc. ("BFSI"), an affiliate of BISYS Fund Services Limited Partnership ("BISYS") whose principal offices are located at 3435 Stelzer Road, Columbus, OH 43219, shall continue to provide transfer agency and dividend disbursing services to the Company pursuant to the terms of a Transfer Agency Services Agreement between the Company and BFSI dated October 1, 1996. As compensation for its transfer agency and dividend disbursing services, BFSI is entitled to receive a fee of $15 per account per year.

     Until on or about June 1, 1998:

          a. BISYS shall continue to serve as administrator to the Company pursuant to the terms of an Administration Agreement dated October 1, 1996 and generally assist in all aspects of the Company's administration and operation. As compensation for its administrative services, BISYS receives a monthly fee of up to .15% on an annualized basis of the aggregate average daily net assets of each investment portfolio of the Company (each a "Fund" and, collectively, the "Funds") .

          b. BFSI shall continue to provide fund accounting services to the Company pursuant to the terms of a Fund Accounting Agreement between
          the Company and BFSI dated October 1, 1996.   As compensation for its
          fund accounting services, BFSI is entitled to receive an annual fund accounting fee of $30,000 per Fund.

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DISTRIBUTOR

1. OFFIT Funds Distributor, Inc. (the "Distributor") serves as the Company's distributor. Until June 1, 1998, the Distributor will be a wholly-owned subsidiary of BISYS and the Distributor's principal offices will be located at 3435 Stelzer Road, Columbus, OH 43219.

ADDRESS OF THE COMPANY AND PURCHASE AND REDEMPTION INFORMATION

1.   Until May 25, 1998:

          a. The address of the Company is 3435 Stelzer Road, Columbus, Ohio 43219.

          b. Initial purchases of Select Shares of each Fund may be made by sending a completed Account Application, along with a check made payable to The OFFITBANK Investment Fund, Inc., to the Company at: The OFFITBANK Investment Fund, Inc., P.O. Box 182493, Columbus, Ohio 43218-2493. Subsequent purchases of Select Shares may also be made by mailing a check made payable to the Company to this address.
          Purchases of initial or subsequent Select Shares of the Funds may also be made by wiring the appropriate federal funds to:

                         Huntington National Bank
                         41 South High Street
                         Columbus, Ohio
                         ABA #044000024
                         Account #01899607163
                         F/B/O The OFFITBANK Investment Fund, Inc.
                         Ref. (Fund Name and Account Number)

          c. The address to which a person may write to the Company to: 1) transfer the registration of Company shares; 2) submit exchange requests; or 3) submit redemption requests for Select Shares of the Funds in "good order" is:

                         The OFFITBANK Investment Fund, Inc.
                         P.O. Box 182493
                         Columbus, Ohio  43218-2493

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                     THE OFFITBANK INVESTMENT FUND, INC.
                               (THE "COMPANY")

                   Supplement dated April 17, 1998 to the
           Statement of Additional Information dated April 17, 1998

     Certain of the existing service arrangements for the Company's investment portfolios will change in the next few months, as described below:

ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING AGENT.

1. Effective May 25, 1998, PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, Delaware 19809 will begin to provide transfer agency and dividend disbursing services to the Company pursuant to the terms of a Transfer Agency Services Agreement between the Company and PFPC dated as of February 27, 1998. Additionally, on or about June 1, 1998, PFPC will begin to provide administration and fund accounting services to the Company pursuant to the terms of an Administration and Fund Acounting Services Agreement dated as of February 27, 1998.

     Until May 25, 1998:

          a. BISYS Fund Services, Inc. ("BFSI"), an affiliate of BISYS Fund Services Limited Partnership ("BISYS") whose principal offices are located at 3435 Stelzer Road, Columbus, OH 43219, shall continue to provide transfer agency and dividend disbursing services to the Company pursuant to the terms of a Transfer Agency Services Agreement between the Company and BFSI dated October 1, 1996. As compensation for its transfer agency and dividend disbursing services, BFSI is entitled to receive a fee of $15 per account per year.

     Until on or about June 1, 1998:

          a. BISYS shall continue to serve as administrator to the Company pursuant to the terms of an Administration Agreement dated October 1, 1996 and generally assist in all aspects of the Company's administration and operation. As compensation for its administrative services, BISYS receives a monthly fee of up to .15% on an annualized basis of the aggregate average daily net assets of each investment portfolio of the Company (each a "Fund" and, collectively, the "Funds").

          b. BFSI shall continue to provide fund accounting services to the Company pursuant to the terms of a Fund Accounting Agreement between
          the Company and BFSI dated October 1, 1996.   As compensation for its
          fund accounting services, BFSI is entitled to receive an annual fund accounting fee of $30,000 per Fund.

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DISTRIBUTOR

1. OFFIT Funds Distributor, Inc. (the "Distributor") serves as the Company's distributor. Until June 1, 1998, the Distributor will be a wholly-owned subsidiary of BISYS and the Distributor's principal offices will be located at 3435 Stelzer Road, Columbus, OH 43219.

ADDRESS OF THE COMPANY

1. Until May 25, 1998, the address of the Company is 3435 Stelzer Road, Columbus, Ohio 43219.